Derivatives - Cash Flow Hedge Gains and Losses (Detail) (Cash Flow Hedging, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest Rate Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income (OCI) for the Years Ended December 31,	$ (11,085)	$ 49,859	$ 1,868
Loss Reclassified from Accumulated OCI into Income for the Years Ended December 31,	7,737	47,720	24,419
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing) for the Years ended December 31,	0	0	0
Foreign Exchange Forward
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income (OCI) for the Years Ended December 31,	(563)	0	0
Loss Reclassified from Accumulated OCI into Income for the Years Ended December 31,	0	0	0
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing) for the Years ended December 31,	$ 0	$ 0	$ 0